LINES OF CREDIT (Details Narrative) $ in Thousands	Dec. 31, 2025 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate	6.80%
Lender Demand [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan Balance	$ 42,000
Unsecured Revolving Credit Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit	$ 50,000
Unsecured Revolving Credit Agreement [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate	5.60%
Unsecured Revolving Credit Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate	13.36%
Credit Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit	$ 80,828
Credit Agreement [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate	2.75%
Credit Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate	7.50%